Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Allianz Variable Insurance Products Fund of Funds Trust
Entity Central Index Key	0001301708
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000075564
Shareholder Report [Line Items]
Fund Name	AZL Balanced Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 13.34%. That compared to 17.88%, 7.30% and 12.71% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Balanced Composite Index (a blended index comprised of (50%) S&P 500 Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, outperformed its blended benchmark, the Balanced Composite Index, for the year ended December 31, 2025.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Balanced Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Balanced Composite Index
Dec 15	$10,000	$10,000	$10,000	9,999.99999999849
Dec 16	$10,675	$11,196	$10,265	10,727.8923985134
Dec 17	$11,903	$13,640	$10,628	12,060.738847299
Dec 18	$11,384	$13,042	$10,629	11,842.858012292
Dec 19	$13,347	$17,149	$11,556	14,189.6415312498
Dec 20	$14,981	$20,304	$12,423	16,220.5587000158
Dec 21	$16,485	$26,132	$12,232	18,314.1622542727
Dec 22	$13,996	$21,399	$10,641	15,494.492118554
Dec 23	$15,845	$27,025	$11,229	17,914.9169253214
Dec 24	$17,170	$33,786	$11,369	20,197.7968474195
Dec 25	$19,460	$39,827	$12,199	22,764.2870184373

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Balanced Index Strategy Fund	13.34%	5.37%	6.88%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Balanced Composite Index	12.71%	7.01%	8.57%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 321,772,154
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 162,251
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Portfolio Composition

C000075565
Shareholder Report [Line Items]
Fund Name	AZL DFA Multi-Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 15.03%. That compared to 17.88%, 7.30% and 13.76% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, outperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2025.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

• The Fund's more value-oriented style within non-U.S. stocks.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL DFA Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,932	$11,196	$10,265	10,821.4765100701
Dec 17	$12,320	$13,640	$10,628	12,365.1006711443
Dec 18	$11,592	$13,042	$10,629	12,085.0111856857
Dec 19	$13,513	$17,149	$11,556	14,756.1521252837
Dec 20	$14,951	$20,304	$12,423	17,024.6085011233
Dec 21	$17,016	$26,132	$12,232	19,740.4921700278
Dec 22	$15,074	$21,399	$10,641	16,599.5525727115
Dec 23	$17,067	$27,025	$11,229	19,539.1498881485
Dec 24	$18,610	$33,786	$11,369	22,495.7494407221
Dec 25	$21,407	$39,827	$12,199	25,591.9463087319

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL DFA Multi-Strategy Fund	15.03%	7.44%	7.91%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 630,206,147
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 320,083
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

Portfolio Composition

C000107929
Shareholder Report [Line Items]
Fund Name	AZL MVP Balanced Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 10.70%. That compared to 17.88%, 7.30% and 12.71% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Balanced Composite Index (a blended index comprised of (50%) S&P 500 Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Balanced Composite Index for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP Balanced Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Balanced Composite Index
Dec 15	$10,000	$10,000	$10,000	9,999.99999999849
Dec 16	$10,661	$11,196	$10,265	10,727.8923985134
Dec 17	$11,876	$13,640	$10,628	12,060.738847299
Dec 18	$11,349	$13,042	$10,629	11,842.858012292
Dec 19	$13,269	$17,149	$11,556	14,189.6415312498
Dec 20	$14,062	$20,304	$12,423	16,220.5587000158
Dec 21	$15,471	$26,132	$12,232	18,314.1622542727
Dec 22	$13,171	$21,399	$10,641	15,494.492118554
Dec 23	$14,864	$27,025	$11,229	17,914.9169253214
Dec 24	$16,095	$33,786	$11,369	20,197.7968474195
Dec 25	$17,818	$39,827	$12,199	22,764.2870184373

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Balanced Index Strategy Fund	10.70%	4.85%	5.95%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Balanced Composite Index	12.71%	7.01%	8.57%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 681,153,184
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 697,855
InvestmentCompanyPortfolioTurnover	11.00%
Holdings [Text Block]

Portfolio Composition

C000154558
Shareholder Report [Line Items]
Fund Name	AZL MVP DFA Multi-Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 12.05%. That compared to 17.88%, 7.30% and 13.76% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests  in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

• The Fund's more value-oriented style within non-U.S. stocks.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable markets, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP DFA Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,905	$11,196	$10,265	10,821.4765100701
Dec 17	$12,274	$13,640	$10,628	12,365.1006711443
Dec 18	$11,510	$13,042	$10,629	12,085.0111856857
Dec 19	$13,329	$17,149	$11,556	14,756.1521252837
Dec 20	$13,832	$20,304	$12,423	17,024.6085011233
Dec 21	$15,733	$26,132	$12,232	19,740.4921700278
Dec 22	$13,884	$21,399	$10,641	16,599.5525727115
Dec 23	$15,785	$27,025	$11,229	19,539.1498881485
Dec 24	$17,197	$33,786	$11,369	22,495.7494407221
Dec 25	$19,269	$39,827	$12,199	25,591.9463087319

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP DFA Multi-Strategy Fund	12.05%	6.85%	6.78%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,207,323,128
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,233,035
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

Portfolio Composition

C000112693
Shareholder Report [Line Items]
Fund Name	AZL MVP FIAM Multi-Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP FIAM Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 7.91%. That compared to 17.88%, 7.30% and 11.64% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equity markets delivered positive returns over the period, driven by resilient corporate earnings, continued enthusiasm for artificial intelligence (AI), and the Federal Reserve’s pivot to lower rates late in the year. All 11 sectors of the stock market posted positive returns for the period, led by the technology, communication services, and financials sectors. All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, and real yields remained at the high end of their range over the past decade. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

The Fund underperformed its blended benchmark, the Income and Growth Composite Index, for the year ended December 31, 2025. During this period, the AZL Fidelity Asset Management Multi-Strategy Fund's (the "Underlying Fund") equity component underperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors detracted from the Underlying Fund’s, and therefore the Fund's, relative performance:

• Stock selection based on quality measures amid investor enthusiasm for higher-risk growth opportunities.

• Stock selection within information technology and industrials.

The Underlying Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to the Underlying Fund’s, and therefore the Fund's, relative performance:

• The Underlying Fund’s holdings of high-yield corporate bonds.

• The Underlying Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The Underlying Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Underlying Fund's performance.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP process was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP FIAM Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000021
Dec 16	$10,082	$11,196	$10,265	10,635.7214934432
Dec 17	$11,184	$13,640	$10,628	11,763.3703329995
Dec 18	$10,945	$13,042	$10,629	11,600.6559031306
Dec 19	$12,723	$17,149	$11,556	13,636.4783047456
Dec 20	$13,634	$20,304	$12,423	15,428.859737642
Dec 21	$15,144	$26,132	$12,232	16,958.2492431923
Dec 22	$13,053	$21,399	$10,641	14,433.0221998013
Dec 23	$14,701	$27,025	$11,229	16,390.0100908208
Dec 24	$16,326	$33,786	$11,369	18,090.9434914267
Dec 25	$17,618	$39,827	$12,199	20,197.4016145351

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP FIAM Multi-Strategy Fund	7.91%	5.26%	5.83%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Income and Growth Composite Index	11.64%	5.53%	7.28%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 265,952,620
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 261,166
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Portfolio Composition

C000107931
Shareholder Report [Line Items]
Fund Name	AZL MVP Global Balanced Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP Global Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 10.79%. That compared to 21.60%, 7.30% and 14.43% total return for its benchmarks, the MSCI World Index (gross of withholding taxes), the Bloomberg U.S. Aggregate Bond Index and the Global Balanced Composite Index (a blended index comprised of (50%) MSCI World Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Global Balanced Composite Index, for the year ended December 31, 2025.

The following factors from the underlying funds detracted from the Fund's relative performance:

• Underweight to investment grade corporate bonds from a duration-weighted perspective within the fixed income underlying fund.

• Exclusion of a small number of holdings in the underlying equity fund which are held by its benchmark index.

The following factors from the underlying funds contributed to the Fund's relative performance:

• Overweight positioning in Agency mortgage-backed securities in the fixed income underlying fund.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions,  was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP Global Balanced Index Strategy Fund	MSCI World Index (gross of withholding taxes)	MSCI World Index (net of withholding taxes)	Bloomberg U.S. Aggregate Bond Index	Global Balanced Composite Index
Dec 15	$10,000	$10,000	$10,000	9,999.9999999666	9,999.99999999945
Dec 16	$10,334	$10,815	$10,751	10,264.7242131162	10,543.6629289835
Dec 17	$11,527	$13,311	$13,159	10,628.2850316462	11,913.6935100231
Dec 18	$10,861	$12,219	$12,013	10,629.4795886214	11,455.6574923541
Dec 19	$12,621	$15,689	$15,337	11,556.040303275	13,560.3126061834
Dec 20	$13,606	$18,277	$17,776	12,423.4964162876	15,392.4566768595
Dec 21	$14,701	$22,361	$21,654	12,231.9518021821	16,928.3044512393
Dec 22	$12,335	$18,396	$17,726	10,640.5422249567	14,360.1766904511
Dec 23	$14,044	$22,888	$21,942	11,228.835566598	16,474.3459055377
Dec 24	$15,369	$27,281	$26,039	11,369.2219798104	18,122.3241590204
Dec 25	$17,026	$33,173	$31,532	12,199.2832657741	20,738.0224260947

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Global Balanced Index Strategy Fund	10.79%	4.59%	5.47%
MSCI World Index (gross of withholding taxes)	21.60%	12.66%	12.74%
MSCI World Index (net of withholding taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Global Balanced Composite Index	14.43%	6.14%	7.57%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 414,175,903
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 429,016
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Portfolio Composition

C000107930
Shareholder Report [Line Items]
Fund Name	AZL MVP Growth Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP Growth Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.80%. That compared to 17.88%, 7.30% and 15.33% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Growth Composite Index (a blended index comprised of (75%) S&P 500 Index and (25%) Bloomberg U.S. Aggregate Bond Index), respectively

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Growth Composite Index, for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP Growth Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Growth Composite Index
Dec 15	$10,000	$10,000	$10,000	9,999.99999999518
Dec 16	$10,680	$11,196	$10,265	10,961.5591687252
Dec 17	$12,384	$13,640	$10,628	12,831.9155809134
Dec 18	$11,586	$13,042	$10,629	12,446.9688812258
Dec 19	$13,963	$17,149	$11,556	15,630.9895552848
Dec 20	$14,624	$20,304	$12,423	18,247.550339175
Dec 21	$17,022	$26,132	$12,232	22,012.490578217
Dec 22	$14,452	$21,399	$10,641	18,334.2306449788
Dec 23	$16,881	$27,025	$11,229	22,162.7005491441
Dec 24	$18,924	$33,786	$11,369	26,324.4320017101
Dec 25	$21,157	$39,827	$12,199	30,359.1041240297

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Growth Index Strategy Fund	11.80%	7.67%	7.78%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Growth Composite Index	15.33%	10.72%	11.75%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,697,468,057
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,747,218
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Portfolio Composition

C000107932
Shareholder Report [Line Items]
Fund Name	AZL MVP Moderate Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.26%. That compared to 17.88%, 7.30% and 13.76% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most, as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

The following factors contributed to the Fund’s relative performance:

• The Fund's allocation to developed market non-U.S. equities.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP Moderate Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,543	$11,196	$10,265	10,821.4765100701
Dec 17	$11,937	$13,640	$10,628	12,365.1006711443
Dec 18	$11,309	$13,042	$10,629	12,085.0111856857
Dec 19	$13,417	$17,149	$11,556	14,756.1521252837
Dec 20	$14,281	$20,304	$12,423	17,024.6085011233
Dec 21	$16,060	$26,132	$12,232	19,740.4921700278
Dec 22	$13,590	$21,399	$10,641	16,599.5525727115
Dec 23	$15,572	$27,025	$11,229	19,539.1498881485
Dec 24	$17,118	$33,786	$11,369	22,495.7494407221
Dec 25	$19,046	$39,827	$12,199	25,591.9463087319

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund	11.26%	5.93%	6.65%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 305,008,489
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 307,310
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Portfolio Composition

C000135433
Shareholder Report [Line Items]
Fund Name	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify; text-align-last: left; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 8.39%. That compared to 17.88%, 7.30% and 13.76% total returns for its benchmarks, the S&P 500 Index, the Bloomberg  U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities produced outsized gains for the third consecutive year, overcoming concerns around tariffs, the economy, and elevated valuations. After a challenging start to the year, stocks advanced on the strength of resilient corporate earnings, led by Big Tech and artificial intelligence (AI)-related investments.

The Federal Reserve reduced interest rates by 25 basis points three times in the final months of the year, ending the year with a target in the 3.50% to 3.75% range. Partly because of these decreases, short- and intermediate-term U.S. Treasury yields declined during the year, while 30-year Treasury yields rose modestly.

The equity portion of the Fund underperformed its benchmark, the S&P 500 Index, for the year ended December 31, 2025.

Within equities, the following factors detracted from the Fund's relative performance:

• Stock selection in health care and information technology.

Within equities, the following factors contributed to the Fund's relative performance:

• The Fund's below-benchmark exposure to the consumer staples and real estate sectors.

Meanwhile, the Fund's fixed income allocation outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to the Fund's relative performance:

• The Fund's above-benchmark exposure to high-yield bonds.

During the year, the AZL T. Rowe Capital Appreciation Fund (the "Underlying Fund") maintained exposure to covered call options, a type of derivative that is designed to provide downside protection for the portfolio while offering the benefits of owning a stock, such as dividends and capital appreciation, so long as the stock remains below the option strike price. The Underlying Fund's covered call strategy made a modestly positive contribution to returns.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,762	$11,196	$10,265	10,821.4765100701
Dec 17	$12,291	$13,640	$10,628	12,365.1006711443
Dec 18	$12,086	$13,042	$10,629	12,085.0111856857
Dec 19	$14,671	$17,149	$11,556	14,756.1521252837
Dec 20	$15,847	$20,304	$12,423	17,024.6085011233
Dec 21	$18,548	$26,132	$12,232	19,740.4921700278
Dec 22	$16,006	$21,399	$10,641	16,599.5525727115
Dec 23	$18,783	$27,025	$11,229	19,539.1498881485
Dec 24	$21,269	$33,786	$11,369	22,495.7494407221
Dec 25	$23,053	$39,827	$12,199	25,591.9463087319

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	8.39%	7.78%	8.71%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 956,155,931
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,012,336
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Portfolio Composition